Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 7,899	$ 33,628
Value added tax payable	2,440
Other taxes payable	38,373	62,548
Total taxes payable	$ 48,712	$ 96,176